Common Stock (Details)																																	1 Months Ended														3 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 07, 2017 USD ($) shares	Jun. 06, 2017 USD ($) shares	May 30, 2017 USD ($) shares	Apr. 17, 2017 USD ($) shares	Apr. 04, 2017 USD ($) shares	Feb. 21, 2017 USD ($) shares	Feb. 02, 2017 USD ($) independentdirectors $ / shares shares	Feb. 01, 2017 USD ($) $ / shares shares	Jan. 13, 2017 USD ($) shares	Jan. 04, 2017 USD ($) independentdirectors $ / shares shares	Dec. 05, 2016 USD ($) shares	Nov. 16, 2016 USD ($)	Nov. 14, 2016 USD ($) shares	Nov. 08, 2016 USD ($) shares	Nov. 04, 2016 USD ($) shares	Nov. 01, 2016 USD ($) shares	Oct. 17, 2016 USD ($) shares	Oct. 14, 2016 USD ($) $ / shares	Apr. 12, 2016 USD ($) shares	Apr. 06, 2016 USD ($) $ / shares shares	Apr. 05, 2016 USD ($) $ / shares shares	Jan. 16, 2016 USD ($) independentdirectors shares	Nov. 16, 2015 USD ($) shares	Oct. 26, 2015 USD ($) shares	Oct. 08, 2015 USD ($) $ / shares shares	Sep. 14, 2015 USD ($) shares	Sep. 03, 2015 USD ($) shares	Sep. 01, 2015 USD ($) NewDirectors shares	May 16, 2015 USD ($) shares	Mar. 26, 2015 USD ($) shares	Feb. 23, 2015 USD ($) shares	Jan. 05, 2015 USD ($) shares	Jan. 25, 2017 USD ($) shares	Jan. 20, 2017 USD ($) shares	Sep. 21, 2016 USD ($) shares	Sep. 19, 2016 USD ($) shares	Sep. 16, 2016 USD ($) shares	Aug. 30, 2016 USD ($) shares	Aug. 19, 2016 USD ($) shares	Jul. 29, 2016 USD ($) shares	Jun. 15, 2016 USD ($) shares	May 17, 2016 $ / shares shares	Apr. 22, 2016 USD ($) shares	Jun. 30, 2015 USD ($) shares	Jun. 29, 2015 USD ($) $ / shares shares	Jun. 24, 2014 USD ($)	Mar. 31, 2017 USD ($) shares	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jul. 03, 2017 $ / shares	Apr. 22, 2014 USD ($)
Common Stock (Textual)
Restricted shares of common shares | shares										123,782													33,334																								93,750
Valuation of eligible employees, shares										$ 76,250
Value of restricted stock shares issued																																															$ 37,500
Proceeds from the sale of common stock																																														$ 916,540		$ 283,078	$ 529,000		$ 769,000	$ 1,484,700
Conversion of converted note amount																																																	$ 15,000		$ 15,000
Stock options exercised by former director																																																				$ 1,020
Subsequent Event [Member]
Common Stock (Textual)
Restricted shares of common shares | shares																																																		56,250
Value of restricted stock shares issued																																																		$ 22,500
Interest Free Convertible Promissory Note [Member]
Common Stock (Textual)
Legal fees													$ 5,000
OMAG [Member]
Common Stock (Textual)
Restricted shares of common shares | shares																						61,001										36,483
Valuation of eligible employees, shares																						$ 76,250										$ 76,250
President [Member]
Common Stock (Textual)
Restricted shares of common shares | shares								100,000
Share price | $ / shares								$ 0.62
Proceeds from the sale of common stock								$ 51,000
Restricted stock discount percentage								18.00%
Independent Director [Member]
Common Stock (Textual)
Restricted shares of common shares | shares										81,169						10,000						38,462
Value of restricted stock shares issued										$ 50,000												$ 150,000
Share price | $ / shares										$ 0.616
Proceeds from the sale of common stock																$ 5,000
Number of shares issued | shares																																										2,000
Stock options exercise price per share | $ / shares																																										$ 0.85
Number of director | independentdirectors										3												3
Percentage of non cash payment																																																			50.00%
Non cash payments amount																																																			$ 100,000
Independent Director [Member] | OMAG [Member]
Common Stock (Textual)
Purchase of Omagine's common stock | shares																					83,334
Non-US Person [Member]
Common Stock (Textual)
Restricted shares of common shares | shares						200,000													700,000											200,000															7,911
Value of restricted stock shares issued																																													$ 12,500
Proceeds from the sale of common stock						$ 100,000													$ 504,000						$ 3,040					$ 210,000															$ 250,000
Exercise of tempest warrants, shares | shares																									2,375																				158,228
Warrants exercise price | $ / shares																									$ 1.28																				$ 1.58
Tempest warrants, exercised | shares																									2,375																				158,228
Holders [Member]
Common Stock (Textual)
Conversion of converted note amount																																											$ 30,984
Conversion of converted note shares | shares																																											24,207
Accredited Investor [Member]
Common Stock (Textual)
Restricted shares of common shares | shares					266,667				18,051		300,000		10,000	20,000	10,000	20,000										10,000				6,281			20,000	25,000			34,247	11,312	13,245	10,684
Proceeds from the sale of common stock					$ 80,000				$ 10,000		$ 150,000		$ 5,000	$ 10,000	$ 5,000	$ 10,000										$ 14,700				$ 10,000			$ 10,000	$ 12,500			$ 25,000	$ 10,000	$ 10,000	$ 10,000
Purchase price of stock paid in cash											75,000
Payment paid on note											$ 75,000
Accredited Investor [Member] | Subsequent Event [Member]
Common Stock (Textual)
Conversion price | $ / shares																																																					$ 0.15
Accredited Investor [Member] | Convertible Promissory Note [Member]
Common Stock (Textual)
Principal amount																		$ 50,000
Interest rate per annum																		5.00%
Due date of note																		Apr. 14, 2017
Conversion price | $ / shares																		$ 0.65
Accredited Investor [Member] | Interest Free Convertible Promissory Note [Member]
Common Stock (Textual)
Principal amount																	$ 75,000
Due date of note																	Dec. 13, 2016
Common stock issued to purchase warrants | shares																	150,000
Warrants exercisable, description																	Warrants exercisable at the greater of (a) $0.50, or (b) 80% of the Market Price on the Trading Day immediately preceding the relevant Exercise Date.
Consultant [Member]
Common Stock (Textual)
Restricted shares of common shares | shares																															5,000					30,340
Value of restricted stock shares issued																															$ 9,450					$ 25,000
YA [Member]
Common Stock (Textual)
Restricted shares of common shares | shares																																			161,290
Commitment fee amount																																			$ 150,000
Officers and Directors [Member]
Common Stock (Textual)
Restricted shares of common shares | shares																													100,000
Proceeds from the sale of common stock																													$ 120,000
Former Director [Member]
Common Stock (Textual)
Stock options exercised by former director																																												$ 1,020
Stock options exercised by former director, shares | shares																																												2,000
Director [Member]
Common Stock (Textual)
Restricted shares of common shares | shares							94,340																					25,000
Value of restricted stock shares issued																												$ 50,000
Share price | $ / shares										$ 0.616
Number of director							3			3																		2
Percentage of non cash payment										50.00%
Non cash payments amount										$ 100,000
Accredited Investor One [Member]
Common Stock (Textual)
Restricted shares of common shares | shares	20,000	64,977	25,253																					200,000
Proceeds from the sale of common stock	$ 3,078	$ 10,000	$ 7,500
Accredited Investor Two [Member]
Common Stock (Textual)
Restricted shares of common shares | shares																								500,000
George Investments LLC [Member] | Convertible Promissory Note [Member]
Common Stock (Textual)
Proceeds from the sale of common stock												$ 150,000
Principal amount													$ 185,000
Due date of note													May 15, 2017
Common stock conversion, percentage													60.00%
Legal fees													$ 5,000
Original issue discount on common stock													$ 30,000
Vice President [Member]
Common Stock (Textual)
Restricted shares of common shares | shares							47,170
Share price | $ / shares							$ 0.6414
Proceeds from the sale of common stock							$ 175,000
Restricted stock discount percentage							18.00%
SEDA [Member]
Common Stock (Textual)
Commitment fee amount																																																						$ 150,000
SEDA [Member] | YA [Member]
Common Stock (Textual)
Proceeds from the sale of common stock				$ 50,000																							$ 25,000														$ 25,000
Number of shares issued | shares				132,275																							17,696														31,289
Restricted Stock [Member]
Common Stock (Textual)
Restricted shares of common shares | shares																							1,200,000
Value of shares issued for services																							$ 60,000
Restricted Stock [Member] | President [Member] | OMAG [Member]
Common Stock (Textual)
Restricted shares of common shares | shares																					56,000
Value of restricted stock shares issued																					$ 50,400
Share price | $ / shares																					$ 0.90
Accrued salaries																					$ 50,400
Restricted Stock [Member] | Independent Director [Member] | OMAG [Member]
Common Stock (Textual)
Restricted shares of common shares | shares																				27,778
Value of restricted stock shares issued																				$ 75,000
Share price | $ / shares																				$ 0.90
Accrued directors fees																				$ 25,000
Restricted Stock [Member] | Accredited Investor [Member]
Common Stock (Textual)
Restricted shares of common shares | shares																							20,886	1,200,000
Value of restricted stock shares issued																							$ 25,000	$ 1,200,000